Putnam Investments
One Post Office Square
Boston, MA 02109
August 3, 2010

BY EDGAR CORRESPONDENCE FILING

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
Attention: Linda Stirling, Esq. and Ms. Laura Hatch

Re:	Putnam New Opportunities Fund (Securities Act File No. 333-168189 and Investment Company Act File
No. 811-06128)—Registration Statement on Form N-14 (the “Registration Statement”)

Dear Ms. Stirling and Ms. Hatch:

On behalf of Putnam New Opportunities Fund (the “fund”), I am filing today, through the EDGAR system, pursuant to Rule 497(d) under the Securities Act of 1933, as amended, the forms of prospectus, proxy card and statement of additional information to be used in connection with the Registration Statement, which was filed on July 19, 2010, relating to the proposed merger of Putnam Vista Fund with and into the fund. The Registration Statement became effective today by order of the Securities and Exchange Commission (the “SEC”).

I also am writing on behalf of the fund to document our responses, which I have previously discussed with Ms. Stirling, to the comments of the staff (the “Staff”) of the SEC with respect to the Registration Statement. As a general matter, the forms of prospectus, proxy card and statement of additional information filed today address the Staff’s comments and otherwise reflect standard Putnam fund disclosure.

For convenience of reference, I have summarized the Staff’s comments before the responses by the fund.

1. Comment: Disclose on the front cover page of the prospectus/proxy statement, per Item 1(b)(2) of Form N-14, the type of fund or a brief description of the fund’s investment objective.

Response: As requested, we have added a brief description of the fund’s investment objective to the front cover page of the prospectus/proxy statement.

2. Comment: Move the statement that additional information about the registrant has been filed with the SEC and is available upon oral or written request and without charge to the front cover page of the prospectus/proxy statement, per Item 1(b)(4)(iii) of Form N-14.

Response: As requested, we have moved this disclosure so that it appears on the front cover page of the prospectus/proxy statement.

3. Comment: In question 4 in the “Questions and Answers Regarding the Proposed Merger” section, highlight the differences in the funds’ investment objectives or indicate that they are the same as a practical matter.

Response: We have revised the disclosure, as requested, to indicate that the funds’ investment objectives are the same as a practical matter.

4. Comment: In question 4 in the “Questions and Answers Regarding the Proposed Merger” section, highlight the difference in risk exposure that results from the fact that Putnam Vista Fund invests mainly in midsized companies while Putnam New Opportunities Fund invests in stocks in all capitalization ranges.

Response: We have revised the disclosure to state that, as stocks of small and midsized companies may be more vulnerable to adverse developments than stocks of larger companies, Putnam Vista Fund may be subject to greater risk than Putnam New Opportunities Fund.

5. Comment: In question 5 in the “Questions and Answers Regarding the Proposed Merger” section, delete the parenthetical language relating to the funds excluded from the determination of Putnam mutual fund net assets.

Response: We have made the requested deletion.

6. Comment: In question 5 in the “Questions and Answers Regarding the Proposed Merger” section, delete the footnote relating to performance adjustments.

Response: We have made the requested deletion.

7. Comment: The discussion of differences in the funds’ risk exposures that is included in the “Risk Factors – What are the principal risks of Putnam New Opportunities Fund, and how do they compare with those of Putnam Vista Fund?” section does not appear to be consistent with the discussion of the funds’ principal investment strategies and related risks in the “Risk Factors – What are the funds’ principal investment strategies and related risks?” section. Please reconcile these discussions.

Response: We have revised the disclosure in the “Risk Factors – What are the principal risks of Putnam New Opportunities Fund, and how do they compare with those of Putnam Vista Fund?” section to indicate that the primary difference in the funds’ risk exposure is due to the fact that, because Putnam Vista Fund is likely to be invested mainly in midsized companies, whose stocks may be more vulnerable to adverse developments than those of larger companies, it may be subject to greater risk than Putnam New Opportunities Fund. We have also added a cross-reference to the discussion of risks pertaining to investments in small and midsized companies in the “Risk Factors – What are the funds’ principal investment strategies and related risks?” section.

8. Comment: In the “Information about the Proposed Merger – Trustees’ Considerations Relating to the Proposed Merger” section, delete the parenthetical language relating to the funds excluded from the determination of Putnam mutual fund net assets.

Response: We have made the requested deletion.

9. Comment: In the “Annual Fund Operating Expenses” table for Putnam New Opportunities Fund, include the acquired fund-related expenses cited in the double asterisk footnote in the column designated for such expenses or confirm that the acquired fund-related expenses do not exceed 1 basis point.

Response: We confirm that the acquired fund-related expenses cited in the double asterisk footnote do not exceed 1 basis point. We have accordingly included these expenses in the “Other Expenses” column.

10. Comment: Please provide an analysis, based on the Staff’s guidance set forth in the North American Security Trust no-action letter, supporting the determination that Putnam New Opportunities Fund will be the accounting survivor of the reorganization.

Response: The Staff has stated that the following factors should be considered in determining which fund’s performance record should be used by the surviving fund following a reorganization: (1) investment advisers; (2) investment objectives, policies, and restrictions; (3) expense structures and expense ratios; (4) asset size; and (5) portfolio composition. See North American Security Trust, SEC No-Action Letter (publicly available August 5, 1994). The Staff has also stated that “[t]hese factors are substantially similar to the factors the staff considers in determining the accounting survivor of a business combination involving investment companies” and that “[w]e believe that, generally, the survivor of a business combination for accounting purposes . . . will be the fund whose historical performance may be used by a new or surviving fund.” Id.

Based on its review in light of the Staff’s guidance, Putnam Management determined that the performance history of Putnam New Opportunities Fund will be used after the reorganization and, therefore, that Putnam

New Opportunities Fund will be the accounting survivor in the reorganization. In this connection, Putnam Management noted that: (1) the combined fund will be advised by the same portfolio manager who currently advises both Putnam New Opportunities Fund and Putnam Vista Fund; (2) the combined fund will be managed in accordance with the investment objectives, policies and restrictions of Putnam New Opportunities Fund; (3) the portfolio composition of the combined fund will more closely resemble the portfolio composition of Putnam New Opportunities Fund than Putnam Vista Fund because the combined fund will be managed by Putnam New Opportunities Fund’s portfolio manager in accordance with the investment objectives, policies, and restrictions of Putnam New Opportunities Fund; (4) the expense structure and expense ratios of the combined fund will more closely resemble those of Putnam New Opportunities Fund than Putnam Vista Fund; and (5) Putnam New Opportunities Fund is the larger of the funds involved in the reorganization.

11. Comment: In the pro forma financial statements, include the name of the accounting survivor in the pro forma combined columns.

Response: We have made the requested change.

* * *

I believe that this letter addresses the Staff’s comments. Should you have any further questions, please do not hesitate to call me at (617) 760-1224.

Very truly yours,

/s/ Carlo N. Forcione
Carlo N. Forcione
Vice President and Counsel

cc: James E. Thomas, Esq., Ropes & Gray LLP
      Timothy F. Cormier, Esq., Ropes & Gray LLP